Intangible Assets and Goodwill Intangible Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 18,903	$ 17,480
Finite-Lived Intangible Assets, Accumulated Amortization		(16,495)	(15,459)
Finite-Lived Intangible Assets, Net		2,408	2,021
Indefinite-lived Intangible Assets (Excluding Goodwill)		200	280
Intangible Assets, Net		2,608	2,301
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		13,117	13,323
Finite-Lived Intangible Assets, Accumulated Amortization		(13,117)	(12,682)
Supplier
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		1,560	0
Finite-Lived Intangible Assets, Accumulated Amortization		(43)	0
Channel partner relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		730	730
Finite-Lived Intangible Assets, Accumulated Amortization		(477)	(355)
Capitalized Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	[1]	3,116	3,047
Finite-Lived Intangible Assets, Accumulated Amortization	[1]	(2,518)	(2,094)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		380	380
Finite-Lived Intangible Assets, Accumulated Amortization		$ (340)	$ (328)

[1]	Includes the impact of foreign currency exchange rate fluctuations.